Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Operating activities:
Profit before taxes	$ 57,096,844	$ 2,888	$ 23,477,595	$ 56,140,433
Non-cash items	195,680,543		228,623,927	195,153,254
Changes in working capital:	(35,005,012)		(16,303,468)	(87,566,696)
Net cash flows (used in) provided by operating activities	217,772,375	11,008	235,798,054	163,726,991
Investing activities:
Purchase of property, plant and equipment	(119,185,137)	(6,024)	(138,707,157)	(128,039,913)
Acquisition of intangibles	(17,538,541)	(886)	(16,316,738)	(23,532,826)
Dividends received from associates	2,385,559		5,740,092	1,645,712
Proceeds from sale of plant, property and equipment	133,349	7	115,600	27,329
Acquisition of business, net of cash acquired	(6,878,793)	(348)	(1,823,813)	(3,457,153)
Partial sale of shares of associate company	340,040	17		633,270
Spin of company				21,000,000
Investment in associates companies			(3,487)	(177,965)
Sale of associated company	340,040
Net cash flows provided by (used in) investing activities	(140,743,523)	(7,113)	(150,995,503)	(131,901,546)
Financing activities:
Bank loans, net	(27,433,489)		(61,390,813)	55,963,015
Acquisition of no controlling interest	(11,930)	(1)	(2,280,278)	(1,031,049)
Interest paid	(31,196,441)	(1,577)	(32,125,872)	(32,830,432)
Sale of shares of subsidiaries			6,323,336
Repurchase of shares and others	(1,233,371)	(62)	(7,021,247)	(34,443,084)
Payment of dividends	(16,091,390)	(813)	(13,809,957)	(37,359,600)
Derivative financial instruments	(71,474)		(351,213)	(503,444)
Net cash flows (used in) financing activities	(76,038,095)	(3,843)	(110,656,044)	(50,204,594)
Net (decrease) increase in cash and cash equivalents	990,757	52	(25,853,493)	(18,379,149)
Adjustment to cash flow for exchange rate differences	61,333	3	3,911,844	(2,934,522)
Cash and cash equivalents at beginning of the period	23,218,383	1,172	45,160,032	66,473,703
Cash and cash equivalents at end of the period	24,270,473	$ 1,227	23,218,383	45,160,032
Parent [member]
Operating activities:
Profit before taxes	43,527,320		937,247	36,205,763
Non-cash items	(17,017,287)		(997,587)	(4,256,606)
Changes in working capital:	(18,973,478)		74,520,320	(72,746,155)
Net cash flows (used in) provided by operating activities	7,536,555		74,459,980	(40,796,998)
Investing activities:
Purchase of property, plant and equipment	16,526			1,498
Dividends received from associates	21,465,687		21,950	74,901,349
Proceeds from sale of plant, property and equipment			20,078
Partial sale of shares of associate company			756,444
Investment in associates companies				(2,213,277)
Net cash flows provided by (used in) investing activities	21,482,213		798,472	72,689,570
Financing activities:
Bank loans, net	13,548,138		(39,598,698)	50,879,779
Acquisition of no controlling interest				(34,970)
Interest paid	(24,009,216)		(24,826,139)	(23,379,273)
Repurchase of shares and others	(1,240,028)		(7,092,385)	(34,684,520)
Payment of dividends	(14,406,748)		(13,437,168)	(36,524,317)
Net cash flows (used in) financing activities	(26,107,854)		(84,954,390)	(43,743,301)
Net (decrease) increase in cash and cash equivalents	2,910,914		(9,695,938)	(11,850,729)
Cash and cash equivalents at beginning of the period	4,107,645		13,803,584	25,654,313
Cash and cash equivalents at end of the period	7,018,559		4,107,645	13,803,584
Wholly-owned guarantor subsidiary [member]
Operating activities:
Profit before taxes	(12,182,970)		(5,537,427)	(787,047)
Non-cash items	30,000,109		19,800,396	20,449,298
Changes in working capital:	(9,486)		9,130,768	(1,580,787)
Net cash flows (used in) provided by operating activities	17,807,653		23,393,737	18,081,464
Investing activities:
Purchase of property, plant and equipment	(5,571,410)		(7,860,232)	(6,894,071)
Acquisition of intangibles	(3,053,345)		(4,947,506)	(3,292,490)
Dividends received from associates	970,000
Acquisition of business, net of cash acquired	(3,381,505)		(2,796,254)
Spin of company				(216,626)
Investment in associates companies	1,925,898		663,203	(1,404,489)
Net cash flows provided by (used in) investing activities	(9,110,362)		(14,940,789)	(11,807,676)
Financing activities:
Interest paid	(7,092,098)		(7,972,827)	(6,200,848)
Net cash flows (used in) financing activities	(7,092,098)		(7,972,827)	(6,200,848)
Net (decrease) increase in cash and cash equivalents	1,605,193		480,121	72,940
Cash and cash equivalents at beginning of the period	1,948,159		1,468,036	1,395,096
Cash and cash equivalents at end of the period	3,553,352		1,948,159	1,468,036
Combined non-guarantor subsidiaries [member]
Operating activities:
Profit before taxes	35,230,373		28,077,775	58,291,845
Non-cash items	171,062,158		209,821,118	141,713,565
Changes in working capital:	(66,062,629)		(93,359,195)	(13,562,885)
Net cash flows (used in) provided by operating activities	140,229,902		144,539,698	186,442,525
Investing activities:
Purchase of property, plant and equipment	(113,630,253)		(130,846,925)	(121,147,340)
Acquisition of intangibles	(14,485,196)		(11,369,232)	(20,240,336)
Dividends received from associates	2,385,559		5,988,938
Proceeds from sale of plant, property and equipment	133,349		95,522	27,329
Acquisition of business, net of cash acquired	(3,497,288)		(1,823,813)	(3,457,153)
Partial sale of shares of associate company			2,796,254	633,270
Spin of company				21,216,626
Investment in associates companies			(666,690)	3,439,801
Sale of associated company	340,040
Net cash flows provided by (used in) investing activities	(128,753,789)		(135,825,946)	(119,527,803)
Financing activities:
Bank loans, net	16,382,838		(21,792,115)	5,083,236
Acquisition of no controlling interest	(11,930)		(2,280,278)	(996,079)
Interest paid	(7,187,225)		(5,922,267)	(3,250,311)
Paid-In capital			(756,444)
Sale of shares of subsidiaries			6,323,336
Repurchase of shares and others	6,657		71,138	241,436
Payment of dividends	(24,120,329)		(643,585)	(74,090,920)
Derivative financial instruments	(71,474)		(351,213)	(503,444)
Net cash flows (used in) financing activities	(15,001,463)		(25,351,428)	(73,516,082)
Net (decrease) increase in cash and cash equivalents	(3,525,350)		(16,637,676)	(6,601,360)
Adjustment to cash flow for exchange rate differences	61,333		3,911,844	(2,934,522)
Cash and cash equivalents at beginning of the period	17,162,579		29,888,412	39,424,294
Cash and cash equivalents at end of the period	13,698,562		17,162,579	29,888,412
Eliminations [member]
Operating activities:
Profit before taxes	(9,477,879)			(37,570,128)
Non-cash items	11,635,563			37,246,997
Changes in working capital:	50,040,581		(6,595,361)	323,131
Net cash flows (used in) provided by operating activities	52,198,265		(6,595,361)
Investing activities:
Dividends received from associates	(22,435,687)		(270,796)	(73,255,637)
Acquisition of business, net of cash acquired			2,796,254
Partial sale of shares of associate company			(3,552,698)
Investment in associates companies	(1,925,898)
Net cash flows provided by (used in) investing activities	(24,361,585)		(1,027,240)	(73,255,637)
Financing activities:
Bank loans, net	(57,364,465)
Interest paid	7,092,098		6,595,361
Paid-In capital			756,444
Payment of dividends	22,435,687		270,796	73,255,637
Net cash flows (used in) financing activities	$ (27,836,680)		$ 7,622,601	$ 73,255,637